SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Management has evaluated events subsequent to December 31, 2024 and through March 3, 2025, the date these consolidated financial statements were authorized for issuance by the Board of Directors. There were no events which occurred subsequent to December 31, 2024 that merited disclosure in these consolidated financial statements.